FINANCIAL RISK MANAGEMENT - Sensitivity Analysis for Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	$ (86)	$ (44)	$ (36)
OCI attributable to unitholders, before taxes, 10% increase	86	44	36
Pre-tax income attributable to unitholders, 10% decrease	6	2	0
Pre-tax income attributable to unitholders, 10% increase	(6)	(2)	0
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	(120)	(60)	(12)
OCI attributable to unitholders, before taxes, 10% increase	120	60	12
Pre-tax income attributable to unitholders, 10% decrease	25	1	(3)
Pre-tax income attributable to unitholders, 10% increase	(25)	(1)	3
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	(40)	(44)	(35)
OCI attributable to unitholders, before taxes, 10% increase	40	44	35
Pre-tax income attributable to unitholders, 10% decrease	0	(1)	(4)
Pre-tax income attributable to unitholders, 10% increase	0	1	4
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
OCI attributable to unitholders, before taxes, 10% decrease	(101)	(133)	(19)
OCI attributable to unitholders, before taxes, 10% increase	101	133	19
Pre-tax income attributable to unitholders, 10% decrease	(55)	(36)	(5)
Pre-tax income attributable to unitholders, 10% increase	$ 55	$ 36	$ 5